Pension and Other Employee Benefit Plans (Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) Before-Tax) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)	¥ 395,028	¥ (169,963)
Amortization of net actuarial loss (gain)	1,671	(5,873)
Settlement loss (gain) of net actuarial loss (gain)	(3,945)
Prior service benefits (cost)	74,160	(2,734)
Amortization of prior service cost (benefits)	(2,378)	121
Total recognized in other comprehensive income (loss) before-tax	¥ 464,536	¥ (178,449)